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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

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                                   FORM N-PX

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         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

                 Investment Company Act file number 811-22758

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                       PIMCO Dynamic Credit Income Fund
              (Exact name of registrant as specified in charter)

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                       1633 Broadway, New York, NY 10019
              (Address of principal executive offices) (Zip code)

                              William G. Galipeau
                           650 Newport Center Drive
                            Newport Beach, CA 92660
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (844) 337-4626

                       Date of fiscal year end: June 30

            Date of reporting period: July 1, 2015 to June 30, 2016

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22758
Reporting Period: 07/01/2015 - 06/30/2016
PIMCO Dynamic Credit Income Fund









======================= PIMCO Dynamic Credit Income Fund =======================


OGX PETROLEO E GAS SA

Ticker:       OXPR.Y         Security ID:  ADPV28048
Meeting Date: AUG 14, 2015   Meeting Type: Debenture Holder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extension of the Incremental    For       For          Management
      Facility and Standstill Agreement
      Settled Between OGX, OGPAr, and the
      Fiduciary Agent


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OGX PETROLEO E GAS SA

Ticker:       OXPR.Y         Security ID:  ADPV28049
Meeting Date: AUG 14, 2015   Meeting Type: Debenture Holder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extension of the Incremental    For       For          Management
      Facility and Standstill Agreement
      Settled Between OGX, OGPAr, and the
      Fiduciary Agent


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OGX PETROLEO E GAS SA

Ticker:       OXPR.Y         Security ID:  ADPV28048
Meeting Date: DEC 04, 2015   Meeting Type: Debenture Holder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extension of the Deadline of    For       For          Management
      the Private Instrument For Negative
      Covenant Signed on May 14, 2015


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OGX PETROLEO E GAS SA

Ticker:       OXPR.Y         Security ID:  ADPV28049
Meeting Date: DEC 04, 2015   Meeting Type: Debenture Holder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extension of the Deadline of    For       For          Management
      the Private Instrument For Negative
      Covenant Signed on May 14, 2015


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OGX PETROLEO E GAS SA

Ticker:       OXPR.Y         Security ID:  ADPV28048
Meeting Date: JUN 24, 2016   Meeting Type: Debenture Holder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extension of the Deadline of    For       Did Not Vote Management
      the Private Instrument For Negative
      Covenant Signed on May 14, 2015


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OGX PETROLEO E GAS SA

Ticker:       OXPR.Y         Security ID:  ADPV28049
Meeting Date: JUN 24, 2016   Meeting Type: Debenture Holder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extension of the Deadline of    For       Did Not Vote Management
      the Private Instrument For Negative
      Covenant Signed on May 14, 2015


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TOWERGATE INSURANCE LIMITED

Ticker:                      Security ID:  0547889U0
Meeting Date: NOV 04, 2015   Meeting Type: Written Consent
Record Date:  OCT 07, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Mark Mugge as Director            For       For          Management
2     Elect David Ross as Director            For       For          Management
3     Amend Articles of Association           For       For          Management


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TOWERGATE INSURANCE LIMITED

Ticker:                      Security ID:  0547889U0
Meeting Date: MAR 20, 2016   Meeting Type: Written Consent
Record Date:  FEB 19, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Patrick Noel Butler      For       For          Management

========== END NPX REPORT

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                                  Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Dynamic Credit Income Fund

By:  /s/ Peter G. Strelow
     Peter G. Strelow,
     President (Principal Executive Officer)

Date: August 29, 2016